UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23789
Touchstone ETF Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1: Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Climate Transition ETF Touchstone Climate Transition ETF - HEAT

Touchstone Dividend Select ETF Touchstone Dividend Select ETF - DVND

Touchstone Dynamic International ETF Touchstone Dynamic International ETF - TDI

Touchstone Securitized Income ETF Touchstone Securitized Income ETF - TSEC

Touchstone Strategic Income Opportunities ETF Touchstone Strategic Income Opportunities ETF - SIO

Touchstone Ultra Short Income ETF Touchstone Ultra Short Income ETF - TUSI

Touchstone US Large Cap Focused ETF Touchstone US Large Cap Focused ETF - LCF

Touchstone Climate Transition ETF
HEAT | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Climate Transition ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Climate Transition ETF	$34	0.69%
Key Fund Statistics
Fund net assets	$11,306,963
Total number of portfolio holdings	53
Portfolio turnover rate	38%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.0%
Industrials	24.9%
Consumer Discretionary	15.5%
Materials	13.1%
Utilities	12.8%
Communication Services	2.5%
Health Care	2.0%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	53.5%
United Kingdom	8.4%
China	6.4%
Germany	5.6%
Switzerland	3.9%
Japan	3.9%
Netherlands	3.7%
Taiwan	3.2%
Other Countries	9.2%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Dividend Select ETF
DVND | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$34	0.67%
Key Fund Statistics
Fund net assets	$33,334,787
Total number of portfolio holdings	55
Portfolio turnover rate	6%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.3%
Health Care	13.3%
Financials	12.8%
Industrials	9.0%
Consumer Staples	7.5%
Consumer Discretionary	7.5%
Communication Services	5.1%
Materials	4.6%
Energy	3.7%
Utilities	3.4%
Real Estate	3.3%
Short-Term Investment Fund	4.5%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Dynamic International ETF
TDI | THE NASDAQ STOCK MARKET LLC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$34	0.65%
Key Fund Statistics
Fund net assets	$55,312,612
Total number of portfolio holdings	107
Portfolio turnover rate	43%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	23.1%
Information Technology	19.5%
Consumer Discretionary	15.3%
Industrials	11.9%
Health Care	8.5%
Communication Services	6.5%
Energy	3.9%
Materials	3.9%
Utilities	3.2%
Consumer Staples	1.7%
Real Estate	0.2%
Short-Term Investment Fund	2.6%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	17.5%
China	7.4%
Taiwan	7.2%
Canada	7.2%
Switzerland	6.2%
Denmark	6.1%
United Kingdom	5.1%
Sweden	4.6%
Netherlands	4.6%
South Korea	3.8%
Italy	3.7%
Singapore	3.1%
Other Countries	19.6%
Preferred Stocks	1.6%
Short-Term Investment Fund	2.6%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Securitized Income ETF
TSEC | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$20	0.39%
Key Fund Statistics
Fund net assets	$74,942,101
Total number of portfolio holdings	100
Portfolio turnover rate	30%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	43.3%
Commercial Mortgage-Backed Securities	28.9%
Non-Agency Collateralized Mortgage Obligations	21.6%
U.S. Treasury Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.9%
Corporate Bonds	0.4%
Short-Term Investment Fund	9.4%
Other Assets/Liabilities (Net)	(5.5)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	35.7%
AA/Aa	20.5%
A/A	8.1%
BBB/Baa	30.3%
BB/Ba	2.0%
B/B	1.2%
CCC	0.3%
Not Rated	1.9%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Strategic Income Opportunities ETF
SIO | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income Opportunities ETF	$33	0.65%
Key Fund Statistics
Fund net assets	$104,494,144
Total number of portfolio holdings	166
Portfolio turnover rate	49%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.4%
U.S. Treasury Obligations	28.7%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.0%
Non-Agency Collateralized Mortgage Obligations	4.1%
Common Stocks	3.2%
Sovereign Government Obligations	2.2%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(0.4)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	38.1%
AA/Aa	4.7%
A/A	8.4%
BBB/Baa	31.6%
BB/Ba	11.4%
B/B	4.0%
CCC	0.4%
CC	0.4%
Not Rated	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Ultra Short Income ETF
TUSI | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$13	0.25%
Key Fund Statistics
Fund net assets	$78,293,971
Total number of portfolio holdings	117
Portfolio turnover rate	43%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	49.7%
Commercial Mortgage-Backed Securities	20.5%
Corporate Bonds	19.2%
Commercial Paper	6.6%
Non-Agency Collateralized Mortgage Obligations	5.1%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	57.5%
AA/Aa	14.8%
A/A	8.2%
BBB/Baa	19.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone US Large Cap Focused ETF
LCF | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$36	0.69%
Key Fund Statistics
Fund net assets	$36,176,584
Total number of portfolio holdings	47
Portfolio turnover rate	4%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.5%
Communication Services	15.2%
Financials	14.3%
Health Care	12.9%
Industrials	7.6%
Consumer Discretionary	7.3%
Consumer Staples	3.3%
Energy	2.8%
Materials	2.4%
Real Estate	1.1%
Short-Term Investment Fund	4.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2024 (Unaudited)
Semi-Annual Report
Touchstone ETF Trust
Touchstone Climate Transition ETF
Touchstone Dividend Select ETF
Touchstone Dynamic International ETF
Touchstone Securitized Income ETF
Touchstone Strategic Income Opportunities ETF
Touchstone Ultra Short Income ETF
Touchstone US Large Cap Focused ETF

This report identifies the Funds' investments on June 30, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Climate Transition ETF – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Information Technology — 27.0%
450	ANSYS, Inc.*	$ 144,675
249	ASM International NV (Netherlands)	189,813
1,392	BE Semiconductor Industries NV (Netherlands)	232,783
3,321	Bentley Systems, Inc. - Class B	163,925
760	Cadence Design Systems, Inc.*	233,890
2,222	Enphase Energy, Inc.*	221,556
500	Keyence Corp. (Japan)	219,249
3,810	NVIDIA Corp.	470,687
2,668	ON Semiconductor Corp.*	182,891
1,075	PTC, Inc.*	195,295
2,702	Rambus, Inc.*	158,770
3,420	STMicroelectronics NV (Singapore)	135,024
2,099	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	364,827
282,000	Xinyi Solar Holdings Ltd. (China)	141,920
		3,055,305
	Industrials — 24.9%
2,495	AECOM	219,909
10,719	Array Technologies, Inc.*	109,977
3,508	Ashtead Group PLC (United Kingdom)	234,227
6,023	CSX Corp.	201,469
288	Deere & Co.	107,605
1,773	Hexcel Corp.	110,724
1,538	MasTec, Inc.*	164,551
1,177	Republic Services, Inc.	228,738
819	Schneider Electric SE*	196,735
1,191	Siemens AG (Germany)	221,580
15,680	Sungrow Power Supply Co. Ltd. (China) - Class A	133,860
2,482	Trex Co., Inc.*	183,966
382	United Rentals, Inc.	247,051
859	Verisk Analytics, Inc.	231,544
1,639	Xylem, Inc.	222,298
		2,814,234
	Consumer Discretionary — 15.5%
1,316	Amazon.com, Inc.*	254,317
7,994	BYD Co. Ltd. (China) Class H	237,495
8,337	Compass Group PLC (United Kingdom)	227,637
3,035	Mercedes-Benz Group AG (Germany)	209,874
5,524	On Holding AG (Switzerland) - Class A*	214,331
1,396	Shimano, Inc. (Japan)	215,573
920	Tesla, Inc.*	182,050
164,000	Yadea Group Holdings Ltd. (China) 144a	207,283
		1,748,560
	Materials — 13.1%
2,385	Corteva, Inc.	128,647
2,929	Crown Holdings, Inc.	217,888
37,417	Norsk Hydro ASA (Norway)	233,046
10,808	Pan American Silver Corp. (Canada)	214,863
786	Sika AG (Switzerland)	225,009
1,637	Steel Dynamics, Inc.	211,992
4,841	Wheaton Precious Metals Corp. (Brazil)	253,765
		1,485,210
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Utilities — 12.8%
2,774	CMS Energy Corp.	$ 165,136
29,439	Enel SpA (Italy)	204,741
21,647	National Grid PLC (United Kingdom)	241,513
5,538	NextEra Energy, Inc.	392,146
5,846	RWE AG (Germany)	200,032
10,959	SSE PLC (United Kingdom)	247,903
		1,451,471
	Communication Services — 2.5%
1,541	Alphabet, Inc. - Class A	280,693
	Health Care — 2.0%
400	Thermo Fisher Scientific, Inc.	221,200
	Total Common Stocks	$11,056,673
	Short-Term Investment Fund — 2.1%
236,267	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	236,267
	Total Investment Securities—99.9% (Cost $10,616,243)	$11,292,940
	Other Assets in Excess of Liabilities — 0.1%	14,023
	Net Assets — 100.0%	$11,306,963
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $207,283 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,056,673	$—	$—	$11,056,673
Short-Term Investment Fund	236,267	—	—	236,267
Total	$11,292,940	$—	$—	$11,292,940
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Select ETF – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 95.5%
	Information Technology — 25.3%
2,379	Analog Devices, Inc.	$ 543,031
3,582	Apple, Inc.	754,441
586	Broadcom, Inc.	940,841
12,407	Cisco Systems, Inc.	589,457
11,648	Intel Corp.	360,739
3,792	International Business Machines Corp.	655,826
949	KLA Corp.	782,460
3,112	Microsoft Corp.	1,390,908
6,431	Oracle Corp.	908,057
3,897	QUALCOMM, Inc.	776,204
3,831	Texas Instruments, Inc.	745,244
		8,447,208
	Health Care — 13.3%
2,091	Becton Dickinson & Co.	488,688
2,051	Cencora, Inc.	462,090
8,134	CVS Health Corp.	480,394
4,539	Johnson & Johnson	663,420
8,533	Medtronic PLC	671,633
4,314	Merck & Co., Inc.	534,073
18,987	Pfizer, Inc.	531,256
1,210	UnitedHealth Group, Inc.	616,205
		4,447,759
	Financials — 12.8%
18,208	Bank of America Corp.	724,132
898	BlackRock, Inc.	707,013
6,498	Charles Schwab Corp. (The)	478,838
1,454	Goldman Sachs Group, Inc. (The)	657,673
14,211	US Bancorp	564,177
1,888	Visa, Inc. - Class A	495,543
10,760	Wells Fargo & Co.	639,037
		4,266,413
	Industrials — 9.0%
3,831	3M Co.	391,490
1,600	Caterpillar, Inc.	532,960
1,015	Lockheed Martin Corp.	474,106
6,390	RTX Corp.	641,492
15,274	Southwest Airlines Co.	436,989
6,393	Stanley Black & Decker, Inc.	510,737
		2,987,774
	Consumer Staples — 7.5%
1,917	Constellation Brands, Inc. - Class A	493,206
3,275	Dollar General Corp.	433,053
2,835	PepsiCo, Inc.	467,577
6,530	Philip Morris International, Inc.	661,685
6,475	Sysco Corp.	462,250
		2,517,771
	Consumer Discretionary — 7.5%
1,800	Home Depot, Inc. (The)	619,632
8,480	Las Vegas Sands Corp.	375,240
1,704	McDonald's Corp.	434,247
6,130	Starbucks Corp.	477,221
4,590	Yum! Brands, Inc.	607,991
		2,514,331
Shares		Market Value
	Common Stocks — 95.5% (Continued)
	Communication Services — 5.1%
29,948	AT&T, Inc.	$ 572,306
14,146	Comcast Corp. - Class A	553,957
13,807	Verizon Communications, Inc.	569,401
		1,695,664
	Materials — 4.6%
1,441	Air Products & Chemicals, Inc.	371,850
7,043	DuPont de Nemours, Inc.	566,891
6,108	International Flavors & Fragrances, Inc.	581,543
		1,520,284
	Energy — 3.7%
5,870	Exxon Mobil Corp.	675,755
3,595	Valero Energy Corp.	563,552
		1,239,307
	Utilities — 3.4%
5,661	Duke Energy Corp.	567,402
5,154	Entergy Corp.	551,478
		1,118,880
	Real Estate — 3.3%
4,447	Alexandria Real Estate Equities, Inc. REIT	520,166
2,958	American Tower Corp. REIT	574,976
		1,095,142
	Total Common Stocks	$31,850,533
	Short-Term Investment Fund — 4.5%
1,500,192	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	1,500,192
	Total Investment Securities—100.0% (Cost $31,054,007)	$33,350,725
	Liabilities in Excess of Other Assets — (0.0%)	(15,938)
	Net Assets — 100.0%	$33,334,787
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,850,533	$—	$—	$31,850,533
Short-Term Investment Fund	1,500,192	—	—	1,500,192
Total	$33,350,725	$—	$—	$33,350,725
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic International ETF – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.1%
	Japan — 17.5%
	Consumer Discretionary — 3.1%
1,000	Fast Retailing Co. Ltd.	$ 252,097
78,000	Mazda Motor Corp.	754,354
33,600	Subaru Corp.	712,139
	Consumer Staples — 0.6%
12,600	Japan Tobacco, Inc.†	340,511
	Energy — 1.5%
64,600	ENEOS Holdings, Inc.	331,894
35,700	Inpex Corp.	525,215
	Financials — 4.3%
56,600	Mitsubishi UFJ Financial Group, Inc.	608,250
33,400	Mizuho Financial Group, Inc.	697,105
16,200	MS&AD Insurance Group Holdings, Inc.	359,966
12,100	ORIX Corp.	267,134
12,500	Tokio Marine Holdings, Inc.	466,546
	Industrials — 1.9%
8,900	Komatsu Ltd.	258,387
25,400	Mitsubishi Electric Corp.	405,336
20,400	Toyota Tsusho Corp.	397,121
	Information Technology — 2.6%
1,400	Disco Corp.	531,145
1,200	Lasertec Corp.	269,178
1,399	Tokyo Electron Ltd.	303,469
12,800	Yokogawa Electric Corp.	309,479
	Materials — 0.3%
11,100	JFE Holdings, Inc.	159,749
	Utilities — 3.2%
70,700	Chubu Electric Power Co., Inc.	835,358
42,600	Tokyo Gas Co. Ltd.	914,805
	Total Japan	9,699,238
	China — 7.4%
	Communication Services — 2.4%
20,100	Tencent Holdings Ltd.	958,534
28,122	Tencent Music Entertainment Group ADR	395,114
	Consumer Discretionary — 2.6%
5,967	PDD Holdings, Inc. ADR*	793,313
87,600	Tongcheng-Elong Holdings Ltd.	174,324
38,071	Vipshop Holdings Ltd. ADR	495,684
	Financials — 0.5%
83,000	BOC Hong Kong Holdings Ltd.	255,620
	Industrials — 0.9%
109,000	Sinotruk Hong Kong Ltd.	283,351
109,000	Weichai Power Co. Ltd. Class H	208,535
	Information Technology — 0.5%
182,000	Lenovo Group Ltd.	256,835
	Materials — 0.5%
135,000	Jiangxi Copper Co. Ltd. Class H	269,342
	Total China	4,090,652
	Taiwan — 7.2%
	Financials — 0.7%
320,000	CTBC Financial Holding Co. Ltd.	373,349
	Information Technology — 6.5%
56,000	Asustek Computer, Inc.	859,640
391,000	Compal Electronics, Inc.	418,220
59,000	Hon Hai Precision Industry Co. Ltd.	389,193
Shares		Market Value
	Common Stocks — 96.1% (Continued)
	Taiwan — (Continued)
	Information Technology — (Continued)
10,000	MediaTek, Inc.	$ 431,546
22,000	Quanta Computer, Inc.	211,581
43,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,280,397
	Total Taiwan	3,963,926
	Canada — 7.2%
	Consumer Discretionary — 2.3%
14,100	Dollarama, Inc.	1,287,403
	Consumer Staples — 0.5%
2,400	Loblaw Cos Ltd.	278,411
	Energy — 0.4%
12,300	Cenovus Energy, Inc.	241,765
	Financials — 0.6%
300	Fairfax Financial Holdings Ltd.	341,288
	Industrials — 1.8%
26,800	Element Fleet Management Corp.	487,593
3,100	WSP Global, Inc.	482,726
	Information Technology — 1.1%
200	Constellation Software, Inc.	576,277
	Materials — 0.5%
5,000	CCL Industries, Inc. - Class B	262,929
	Total Canada	3,958,392
	Switzerland — 6.2%
	Financials — 3.5%
7,170	Swiss Re AG	889,816
1,974	Zurich Insurance Group AG	1,052,639
	Health Care — 2.2%
11,306	Novartis AG	1,210,193
	Industrials — 0.5%
1,006	Schindler Holding AG	252,829
	Total Switzerland	3,405,477
	Denmark — 6.1%
	Financials — 0.8%
19,983	Tryg A/S	436,740
	Health Care — 5.3%
3,159	Genmab A/S*	791,576
15,021	Novo Nordisk A/S - Class B	2,169,060
	Total Denmark	3,397,376
	United Kingdom — 5.1%
	Communication Services — 0.5%
23,341	Informa PLC	252,506
	Consumer Discretionary — 1.0%
21,211	Compass Group PLC	579,155
	Consumer Staples — 0.6%
12,902	Imperial Brands PLC	330,101
	Financials — 0.8%
111,706	Abrdn PLC	209,269
26,198	HSBC Holdings PLC	226,485
	Health Care — 0.5%
1,959	AstraZeneca PLC	305,979
	Industrials — 0.8%
78,537	Rolls-Royce Holdings PLC*	453,503

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 96.1% (Continued)
	United Kingdom — (Continued)
	Information Technology — 0.9%
35,837	Sage Group PLC (The)	$ 493,105
	Total United Kingdom	2,850,103
	Sweden — 4.6%
	Consumer Discretionary — 0.5%
18,004	H & M Hennes & Mauritz AB - Class B	284,779
	Financials — 1.5%
57,157	Skandinaviska Enskilda Banken AB - Class A	843,954
	Industrials — 2.6%
6,054	Alfa Laval AB	265,088
29,693	Atlas Copco AB - Class B	479,475
16,819	Saab AB - Class B	404,646
10,272	Volvo AB - Class B	262,736
	Total Sweden	2,540,678
	Netherlands — 4.6%
	Communication Services — 0.8%
14,121	Universal Music Group NV	420,114
	Information Technology — 3.8%
2,034	ASML Holding NV	2,100,330
	Total Netherlands	2,520,444
	South Korea — 3.8%
	Consumer Discretionary — 2.0%
3,701	Hankook Tire & Technology Co. Ltd.	121,529
91,893	Hanon Systems	315,768
7,123	Kia Corp.	669,091
	Financials — 0.9%
52,724	NH Investment & Securities Co. Ltd.	486,064
	Information Technology — 0.9%
8,396	Samsung Electronics Co. Ltd.	497,112
	Total South Korea	2,089,564
	Italy — 3.7%
	Financials — 3.3%
329,518	Intesa Sanpaolo SpA	1,224,907
16,217	UniCredit SpA	601,006
	Health Care — 0.4%
4,646	Recordati Industria Chimica e Farmaceutica SpA	242,314
	Total Italy	2,068,227
	Singapore — 3.1%
	Communication Services — 1.5%
11,262	Sea Ltd. ADR*	804,332
	Financials — 1.6%
85,700	Oversea-Chinese Banking Corp. Ltd.	911,985
	Total Singapore	1,716,317
	Norway — 2.5%
	Financials — 1.7%
47,026	DNB Bank ASA	923,607
	Industrials — 0.8%
5,396	Kongsberg Gruppen ASA	439,685
	Total Norway	1,363,292
	Spain — 2.4%
	Consumer Discretionary — 2.4%
27,353	Industria de Diseno Textil SA	1,358,056
Shares		Market Value
	Common Stocks — 96.1% (Continued)
	France — 2.2%
	Communication Services — 0.5%
2,635	Publicis Groupe SA	$ 280,446
	Consumer Discretionary — 0.5%
124	Hermes International SCA	284,187
	Industrials — 0.7%
6,704	Bouygues SA	215,174
2,568	Cie de Saint-Gobain SA	199,720
	Information Technology — 0.5%
6,974	Dassault Systemes SE	263,649
	Total France	1,243,176
	Mexico — 2.2%
	Financials — 0.3%
17,300	Grupo Financiero Banorte SAB de CV Class O	134,636
	Materials — 1.7%
100,600	Grupo Mexico SAB de CV - Class B	542,784
3,704	Southern Copper Corp.	399,069
	Real Estate — 0.2%
102,500	Fibra Uno Administracion SA de CV REIT	126,507
	Total Mexico	1,202,996
	Indonesia — 2.0%
	Energy — 2.0%
3,634,100	Adaro Energy Indonesia Tbk PT	619,184
345,700	United Tractors Tbk PT	463,924
	Total Indonesia	1,083,108
	Australia — 1.4%
	Industrials — 0.5%
10,511	Seven Group Holdings Ltd.	264,207
	Materials — 0.9%
58,281	Northern Star Resources Ltd.	505,429
	Total Australia	769,636
	Germany — 1.4%
	Financials — 0.6%
21,369	Commerzbank AG	324,626
	Information Technology — 0.8%
2,102	SAP SE	426,635
	Total Germany	751,261
	New Zealand — 1.2%
	Information Technology — 1.2%
7,542	Xero Ltd.*	686,263
	Peru — 1.2%
	Financials — 1.2%
4,143	Credicorp Ltd.	668,390
	Brazil — 0.8%
	Communication Services — 0.8%
162,100	TIM SA	461,933
	Finland — 0.8%
	Industrials — 0.8%
22,982	Wartsila Oyj Abp	443,027
	Malaysia — 0.7%
	Industrials — 0.7%
209,100	MISC Bhd	377,643

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 96.1% (Continued)
	Thailand — 0.4%
	Financials — 0.4%
5,127,400	TMBThanachart Bank PCL NVDR	$ 238,922
	Hong Kong — 0.4%
	Financials — 0.4%
33,000	AIA Group Ltd.	223,971
	Total Common Stocks	$53,172,068
	Preferred Stocks — 1.6%
	South Korea — 1.6%
	Consumer Discretionary — 0.7%
2,709	Hyundai Motor Co., 12.510%(A)	357,789
	Information Technology — 0.9%
10,900	Samsung Electronics Co. Ltd., 2.160%(A)	503,625
	Total South Korea	861,414
	Short-Term Investment Fund — 2.6%
1,445,560	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω**	1,445,560
	Total Investment Securities — 100.3% (Cost $50,944,404)	$55,479,042
	Liabilities in Excess of Other Assets — (0.3)%	(166,430)
	Net Assets — 100.0%	$55,312,612
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	All or a portion of the security represents collateral for securities loaned.
*	Non-income producing security.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $333,701.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,172,068	$—	$—	$53,172,068
Preferred Stocks	861,414	—	—	861,414
Short-Term Investment Fund	1,445,560	—	—	1,445,560
Total	$55,479,042	$—	$—	$55,479,042

Portfolio of Investments
Touchstone Securitized Income ETF – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 43.3%
$ 223,651	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 202,085
300,000	AB BSL CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class D, 144a, ( TSFR3M + 3.612%), 8.940%, 4/15/34(A)	300,103
602,140	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	532,954
1,100,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 4/15/31(A)	1,100,000
300,000	Ares LIII CLO Ltd. (Cayman Islands), Ser 2019-53A, Class C, 144a, ( TSFR3M + 2.912%), 8.235%, 4/24/31(A)	300,375
1,500,000	Ballyrock CLO 15 Ltd. (Cayman Islands), Ser 2021-1A, Class A2, 144a, (TSFR3M + 1.862%), 7.190%, 4/15/34(A)	1,500,960
1,500,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.129%, 10/15/31(A)	1,500,738
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	285,188
669,600	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	584,271
868,725	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	719,491
270,000	Deerpath Capital CLO Ltd., Ser 2023-1A, Class C, 144a, ( TSFR3M + 5.25%), 10.579%, 4/15/35(A)	275,215
620,400	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	611,741
2,000,000	Driven Brands Funding LLC, Ser 24-1A, Class A2, 6.372%, 10/20/54	2,000,000
558,000	Focus Brands Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	540,871
497,500	Focus Brands Funding LLC, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	526,942
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 8.777%, 7/18/35(A)	307,034
172,860	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	151,472
955,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	833,203
327,525	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	314,811
659,544	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	586,739
660,516	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	634,056
420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	406,974
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, ( TSFR3M + 2.162%), 7.486%, 4/20/32(A)	390,638
1,621,125	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,505,243
540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	491,979
361,675	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	318,160
1,600,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,431,994
1,800,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.125%, 4/20/33(A)	1,804,500
Principal Amount		Market Value
	Asset-Backed Securities — 43.3% (Continued)
$ 1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.125%, 10/20/30(A)	$ 1,001,451
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	745,345
300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.540%, 10/15/34(A)	300,382
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.336%, 7/20/29(A)	1,000,442
1,930,000	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	1,863,825
1,500,000	Rad CLO 4 Ltd. (Cayman Islands), Ser 2019-4A, Class B1R, 144a, (TSFR3M + 1.750%), 4/25/32(A)	1,502,931
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	109,416
570,456	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	480,808
742,162	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	606,401
343,800	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	326,462
291,019	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.767%, 8/25/33(A)(B)	269,784
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	520,504
994,291	Wendy's Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.783%, 6/15/49	952,662
1,665,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	1,608,547
1,128,100	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,000,744
	Total Asset-Backed Securities	$32,447,441
	Commercial Mortgage-Backed Securities — 28.9%
1,500,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	1,542,622
5,197,672	Benchmark Mortgage Trust, Ser 2019-B10, Class XA, 1.385%, 3/15/62(A)(B)(C)	248,702
21,689,194	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(B)(C)	911,484
977,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 8.943%, 6/15/38(A)	974,568
764,000	BX Trust, Ser 2019-OC11, Class C, 144a, 3.856%, 12/9/41	679,161
1,119,120	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	947,442
1,160,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 7.089%, 10/15/36(A)	1,139,700
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 6.093%, 8/15/36(A)	2,175,436
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	396,587
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	260,937
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	167,887
47,667,098	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.826%, 6/10/51(A)(B)(C)	1,086,419
700,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(B)	418,141
2,000,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	1,883,620

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 28.9% (Continued)
$ 360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.904%, 11/10/32(A)(B)	$ 84,672
1,080,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class A, 144a, 3.452%, 10/10/34	1,031,371
500,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class B, 144a, 3.673%, 9/10/35(A)(B)	461,927
612,761	Extended Stay America Trust, Ser 2021-ESH, Class C, 144a, (TSFR1M + 1.814%), 7.143%, 7/15/38(A)	611,235
537,120	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(A)(B)	519,221
42,748,093	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.557%, 3/10/51(A)(B)(C)	561,971
14,708,851	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 1.154%, 5/10/50(A)(B)(C)	335,406
400,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 6.593%, 10/15/36(A)	386,568
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	941,619
505,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	481,748
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.759%, 3/10/49(A)(B)	647,930
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.759%, 3/10/49(A)(B)	213,470
5,788,298	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.570%, 8/15/49(A)(B)(C)	134,193
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, ( TSFR1M + 1.997%), 7.326%, 6/15/35(A)	57,864
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, ( TSFR1M + 2.358%), 7.687%, 12/15/36(A)	51,085
625,000	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class B, 144a, 3.511%, 3/11/31	562,971
520,200	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class D, 144a, 3.704%, 3/11/31(A)(B)	436,188
5,232,229	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 1.038%, 8/15/51(A)(B)(C)	149,835
11,509,520	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.194%, 8/15/53(A)(B)(C)	1,052,010
121,000	WFRBS Commercial Mortgage Trust, Ser 2014-C25, Class B, 4.236%, 11/15/47(A)(B)	115,028
	Total Commercial Mortgage-Backed Securities	$21,669,018
	Non-Agency Collateralized Mortgage Obligations — 21.6%
86,065	Cascade Funding Mortgage Trust, Ser 2019-RM3, Class A, 144a, 2.800%, 6/25/69(A)(B)	85,275
1,985,699	CITIGROUP MORTGAGE LOAN TRUST, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,570,501
1,461,631	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,429,416
1,438,061	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.861%, 3/25/44(A)(B)	1,349,547
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.925%, 1/25/59(A)(B)	316,215
1,440,683	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.423%, 10/25/50(A)(B)	1,221,315
1,634,520	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,399,488
1,057,241	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.486%, 5/25/49(A)(B)	967,733
1,161,372	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.016%, 11/25/50(A)(B)	989,192
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 4.023%, 4/25/57(A)(B)	249,832
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 21.6% (Continued)
$ 1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 4.036%, 11/25/58(A)(B)	$ 1,069,735
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.347%, 7/25/59(A)(B)	259,707
293,927	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	243,877
1,448,560	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.772%, 11/25/49(A)(B)	1,282,751
2,030,629	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,598,117
295,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.757%, 11/25/60(A)(B)	256,391
2,355,940	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.970%, 12/25/51(A)(B)	1,893,394
	Total Non-Agency Collateralized Mortgage Obligations	$16,182,486
	U.S. Treasury Obligations — 1.0%
825,000	U.S. Treasury Bond, 3.875%, 2/15/43	748,816
	Agency Collateralized Mortgage Obligations — 0.9%
9,131,538	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.809%, 5/25/41(A)(B)(C)	258,476
8,127,526	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.731%, 6/25/41(A)(B)(C)	178,148
7,091,267	Government National Mortgage Association, Ser 2016-70, Class IO, 0.765%, 4/16/58(A)(B)(C)	280,131
	Total Agency Collateralized Mortgage Obligations	$716,755
	Corporate Bonds — 0.4%
	Financials — 0.4%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 6.590%, 1/15/27(A)	283,640
Shares
	Short-Term Investment Fund — 9.4%
7,030,129	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	7,030,129
	Total Investment Securities—105.5% (Cost $78,431,979)	$79,078,285
	Liabilities in Excess of Other Assets — (5.5%)	(4,136,184)
	Net Assets — 100.0%	$74,942,101
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.

Touchstone Securitized Income ETF (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $60,468,124 or 80.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$32,447,441	$—	$32,447,441
Commercial Mortgage-Backed Securities	—	21,669,018	—	21,669,018
Non-Agency Collateralized Mortgage Obligations	—	16,182,486	—	16,182,486
U.S. Treasury Obligations	—	748,816	—	748,816
Agency Collateralized Mortgage Obligations	—	716,755	—	716,755
Corporate Bonds	—	283,640	—	283,640
Short-Term Investment Fund	7,030,129	—	—	7,030,129
Total	$7,030,129	$72,048,156	$—	$79,078,285
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 39.4%
	Financials — 10.9%
$ 775,000	Ares Capital Corp., 5.875%, 3/1/29	$ 764,548
749,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	633,773
831,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	688,757
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	309,910
376,000	Citigroup, Inc., Ser W, 4.000%(A)†	360,108
526,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	524,585
644,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.154%, 2/15/27(B)	629,733
143,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	151,139
665,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.438%, 2/1/27(B)	624,239
159,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	149,418
186,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	197,412
542,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	583,898
898,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	807,020
292,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	274,115
538,000	Morgan Stanley, 5.297%, 4/20/37	515,745
246,000	OneMain Finance Corp., 9.000%, 1/15/29	259,482
157,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	161,887
807,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.178%, 6/1/28(B)	765,933
298,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	298,358
419,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	378,514
815,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	756,049
892,000	State Street Corp., (TSFR3M + 1.262%), 6.601%, 6/15/47(B)	768,235
832,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.254%, 5/15/27(B)	815,703
		11,418,561
	Energy — 6.1%
310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	325,249
242,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	253,062
558,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	476,196
246,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	257,752
344,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	326,091
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	315,719
543,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	512,539
45,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	46,439
627,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	607,668
264,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	251,973
408,823	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	362,302
800,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	776,923
596,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	689,343
256,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	234,248
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	585,211
279,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.694%(A)(B)	277,775
121,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	119,681
		6,418,171
	Consumer Discretionary — 6.0%
420,000	Brunswick Corp., 4.400%, 9/15/32†	374,823
266,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	237,596
227,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	215,729
232,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	222,001
Principal Amount		Market Value
	Corporate Bonds — 39.4% (Continued)
	Consumer Discretionary — 6.0% (Continued)
$ 321,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	$ 277,820
310,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	308,169
998,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	840,206
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	459,337
632,000	Mattel, Inc., 5.450%, 11/1/41	567,447
544,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	500,817
287,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	229,506
273,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	268,844
228,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	217,013
722,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	668,253
727,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	568,778
329,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	327,720
		6,284,059
	Utilities — 4.0%
727,000	CMS Energy Corp., 4.750%, 6/1/50	665,560
598,000	Edison International, 4.125%, 3/15/28	571,429
312,000	Edison International, Ser B, 5.000%(A)	296,782
672,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	603,374
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	452,250
478,847	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	459,040
626,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	608,175
598,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	493,928
		4,150,538
	Industrials — 3.0%
254,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	233,027
305,000	Boeing Co. (The), 144a, 6.528%, 5/1/34	312,861
181,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	174,129
265,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	264,788
140,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	143,100
281,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	262,727
251,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	234,526
701,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.319%, 2/15/42(B)	616,417
211,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	212,064
753,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	706,699
		3,160,338
	Health Care — 1.8%
745,000	HCA, Inc., 5.450%, 4/1/31	745,285
138,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	135,513
250,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	230,204
254,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	224,589
686,000	Viatris, Inc., 2.700%, 6/22/30	582,358
		1,917,949
	Consumer Staples — 1.7%
285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	249,941
646,000	Philip Morris International, Inc., 5.375%, 2/15/33	642,694

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.4% (Continued)
	Consumer Staples — 1.7% (Continued)
$ 377,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	$ 331,501
500,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	495,498
		1,719,634
	Real Estate — 1.6%
291,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	272,968
274,000	Store Capital LLC REIT, 2.700%, 12/1/31	219,816
364,000	Store Capital LLC REIT, 2.750%, 11/18/30	301,876
258,000	Store Capital LLC REIT, 4.625%, 3/15/29	243,819
638,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	638,138
		1,676,617
	Materials — 1.6%
327,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	248,035
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33†	321,547
764,000	Celanese US Holdings LLC, 6.379%, 7/15/32	786,412
310,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	315,723
		1,671,717
	Communication Services — 1.5%
342,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	279,196
534,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	521,794
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	156,242
259,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	146,901
289,000	Paramount Global, 4.200%, 5/19/32	236,502
228,000	Stagwell Global, 144a, 5.625%, 8/15/29	210,897
		1,551,532
	Information Technology — 1.2%
589,000	Micron Technology, Inc., 2.703%, 4/15/32	488,788
258,000	Micron Technology, Inc., 6.750%, 11/1/29	274,586
257,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	230,149
271,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	265,838
		1,259,361
	Total Corporate Bonds	$41,228,477
	U.S. Treasury Obligations — 28.7%
4,600,000	U.S. Treasury Bond, 3.875%, 5/15/43	4,168,211
3,100,000	U.S. Treasury Bond, 4.375%, 8/15/43	3,005,062
2,250,000	U.S. Treasury Bond, 4.750%, 11/15/43	2,289,726
8,680,000	U.S. Treasury Note, 4.000%, 2/29/28	8,551,156
1,695,000	U.S. Treasury Note, 4.000%, 1/31/29	1,669,906
500,000	U.S. Treasury Note, 4.375%, 11/30/28	500,176
2,670,000	U.S. Treasury Note, 4.500%, 11/15/33	2,700,455
7,000,000	U.S. Treasury Note, 4.625%, 4/30/29	7,084,766
	Total U.S. Treasury Obligations	$29,969,458
	Asset-Backed Securities — 9.6%
1,000,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 4/15/31(B)	1,000,000
850,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.129%, 10/15/31(B)	850,418
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (TSFR3M + 3.502%), 8.829%, 7/18/31(B)	1,000,255
Principal Amount		Market Value
	Asset-Backed Securities — 9.6% (Continued)
$ 1,082,813	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	$ 1,013,633
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	911,071
1,164,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,041,450
850,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.125%, 4/20/33(B)	852,125
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.125%, 10/20/30(B)	1,001,451
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	606,214
965,000	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	931,913
972,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	862,711
	Total Asset-Backed Securities	$10,071,241
	Commercial Mortgage-Backed Securities — 9.0%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.213%, 9/15/55(B)(C)(D)	389,583
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	447,360
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	758,726
11,009,591	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(B)(C)(D)	462,676
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(D)	1,087,605
905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(B)(D)	766,169
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.635%, 5/10/35(B)(D)	1,068,851
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	827,303
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	236,806
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	958,260
1,000,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	941,810
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	404,897
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	260,953
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	309,521
556,285	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.142%, 5/15/45(B)(D)	495,094
	Total Commercial Mortgage-Backed Securities	$9,415,614
	Non-Agency Collateralized Mortgage Obligations — 4.1%
660,737	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	646,174
612,945	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	524,808
528,621	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.486%, 5/25/49(B)(D)	483,867
650,368	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.016%, 11/25/50(B)(D)	553,948
872,640	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(B)(D)	715,292

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.1% (Continued)
$ 1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 4.036%, 11/25/58(B)(D)	$ 884,078
540,796	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.772%, 11/25/49(B)(D)	478,894
	Total Non-Agency Collateralized Mortgage Obligations	$4,287,061
Shares
	Common Stocks — 3.2%
	Industrials — 0.8%
669	Lockheed Martin Corp.	312,490
2,870	RTX Corp.	288,119
3,520	Stanley Black & Decker, Inc.	281,213
		881,822
	Financials — 0.6%
7,887	Bank of America Corp.	313,666
669	Goldman Sachs Group, Inc. (The)	302,602
		616,268
	Information Technology — 0.6%
1,666	International Business Machines Corp.	288,135
1,671	Texas Instruments, Inc.	325,059
		613,194
	Communication Services — 0.3%
17,311	AT&T, Inc.	330,813
	Consumer Staples — 0.3%
3,103	Philip Morris International, Inc.	314,427
	Energy — 0.3%
2,546	Exxon Mobil Corp.	293,096
	Health Care — 0.3%
1,797	Johnson & Johnson	262,650
	Total Common Stocks	$3,312,270
Principal Amount
	Sovereign Government Obligations — 2.2%
$ 590,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	530,056
440,000	Argentine Republic Government International Bond, 0.750%, 7/9/30	247,724
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	305,813
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	451,827
580,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	290,151
400,000	Serbia International Bond, 2.125%, 12/1/30	319,060
400,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	114,500
	Total Sovereign Government Obligations	$2,259,131
Shares
Preferred Stocks — 0.0%
Financials — 0.0%
18,000	First Republic Bank, Ser K, 13.930%(A)	360
Shares		MarketValue
	Short-Term Investment Fund — 4.2%
4,378,067	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω**	$ 4,378,067
	Total Investment Securities—100.4% (Cost $103,699,881)	$104,921,679
	Liabilities in Excess of Other Assets — (0.4%)	(427,535)
	Net Assets — 100.0%	$104,494,144
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2024 was $331,766.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $40,580,997 or 38.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$41,228,477	$—	$41,228,477
U.S. Treasury Obligations	—	29,969,458	—	29,969,458
Asset-Backed Securities	—	10,071,241	—	10,071,241
Commercial Mortgage-Backed Securities	—	9,415,614	—	9,415,614
Non-Agency Collateralized Mortgage Obligations	—	4,287,061	—	4,287,061
Common Stocks	3,312,270	—	—	3,312,270
Sovereign Government Obligations	—	2,259,131	—	2,259,131
Preferred Stocks	360	—	—	360
Short-Term Investment Fund	4,378,067	—	—	4,378,067
Other Financial Instruments
Futures
Interest rate contracts	114,994	—	—	114,994
Total Assets	$7,805,691	$97,230,982	$—	$105,036,673
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(37,180)	$—	$—	$(37,180)
Total Liabilities	$(37,180)	$—	$—	$(37,180)
Total	$7,768,511	$97,230,982	$—	$104,999,493
Futures Contracts
At June 30, 2024, $299,120 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	9/19/2024	29	$3,634,969	$(37,180)
Long Futures:
5-Year U.S. Treasury Note	9/30/2024	54	5,755,219	25,169
2-Year U.S. Treasury Note	9/30/2024	276	56,364,375	89,825
				$77,814
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Income ETF – June 30, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 49.7%
$ 594,895	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 592,130
1,175,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	1,141,174
650,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	647,808
1,000,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	987,992
344,680	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	345,443
358,216	AMMC CLO XII Ltd. (Cayman Islands), Ser 2013-12A, Class AR2, 144a, (TSFR3M + 1.212%), 6.537%, 11/10/30(A)	358,401
594,242	ARES L CLO Ltd. (Cayman Islands), Ser 2018-50A, Class AR, 144a, (TSFR3M + 1.312%), 6.640%, 1/15/32(A)	595,127
237,534	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.825%, 1/20/31(A)	237,643
404,330	Benefit Street Partners CLO XV Ltd. (Cayman Islands), Ser 2018-15A, Class A1, 144a, (TSFR3M +1.412%), 6.739%, 7/18/31(A)	404,705
446,727	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (TSFR3M +1.442%), 6.770%, 1/15/30(A)	446,839
436,681	CPS Auto Receivables Trust, Ser 2021-D, Class C, 144a, 1.590%, 12/15/27	433,774
1,250,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	1,260,491
565,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	564,635
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	598,335
595,313	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	576,245
214,500	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	196,955
500,000	Dell Equipment Finance Trust, Ser 2022-1, Class B, 144a, 2.720%, 8/23/27	498,044
1,298,500	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	1,273,127
940,000	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	926,881
500,000	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	501,687
1,086,827	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	1,066,406
150,030	DT Auto Owner Trust, Ser 2023-2A, Class A, 144a, 5.880%, 4/15/27	150,063
160,330	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	147,661
500,000	Exeter Automobile Receivables Trust, Ser 2020-2A, Class E, 144a, 7.190%, 9/15/27	502,953
13,348	Exeter Automobile Receivables Trust, Ser 2021-2A, Class C, 0.980%, 6/15/26	13,316
650,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	645,440
351,283	Flagship Credit Auto Trust, Ser 2023-1, Class A2, 144a, 5.380%, 12/15/26	350,720
988,000	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 6.497%, 11/22/31(A)	988,290
117,979	GLS Auto Receivables Issuer Trust, Ser 2020-2A, Class C, 144a, 4.570%, 4/15/26	117,872
Principal Amount		Market Value
	Asset-Backed Securities — 49.7% (Continued)
$ 750,000	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	$ 743,711
1,615,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,579,206
350,037	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	342,699
1,015,000	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	966,871
800,000	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	800,518
525,933	Golub Capital Partners CLO 34M Ltd. (Cayman Islands), Ser 2017-34A, Class AR, 144a, (TSFR3M + 1.962%), 7.298%, 3/14/31(A)	526,130
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	680,280
500,000	Hertz Vehicle Financing LLC, Ser 2021-1A, Class A, 144a, 1.210%, 12/26/25	493,376
502,397	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	479,333
264,420	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	257,099
1,250,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	1,235,937
775,000	HPEFS Equipment Trust, Ser 2022-1A, Class C, 144a, 1.960%, 5/21/29	763,348
820,000	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 6.449%, 10/20/29(A)	820,350
1,200,000	OCP CLO Ltd. (Cayman Islands), Ser 2014-6A, Class A1R2, 144a, (TSFR3M + 1.150%), 6.467%, 10/17/30(A)	1,200,107
921,160	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	908,079
763,865	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	740,417
695,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	688,606
868,585	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 6.475%, 1/20/31(A)	869,085
350,142	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	348,383
850,000	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 6.433%, 10/25/31(A)	850,850
406,411	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.616%, 4/20/31(A)	406,588
615,000	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	615,608
1,006,774	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	956,892
361,033	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	366,161
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M + 1.714%), 7.043%, 7/15/38(A)	982,220
522,168	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.551%, 11/18/30(A)	522,703
682,276	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 6.460%, 10/25/48(A)	692,435
642,569	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 6.555%, 4/25/31(A)	642,890

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 49.7% (Continued)
$ 461,165	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	$ 442,819
680,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	653,981
785,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	758,384
	Total Asset-Backed Securities	$38,905,223
	Commercial Mortgage-Backed Securities — 20.5%
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 1.514%), 6.846%, 12/18/37(A)	979,850
1,015,000	BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Class AF, 144a, (TSFR1M + 1.047%), 6.376%, 11/15/33(A)	1,012,115
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.876%, 7/15/35(A)	998,558
690,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 6.696%, 12/15/37(A)	690,747
400,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Class AS, 3.863%, 7/10/47	399,272
466,920	Cold Storage Trust, Ser 2020-ICE5, Class A, 144a, (TSFR1M + 1.014%), 6.341%, 11/15/37(A)	465,170
750,000	COMM Mortgage Trust, Ser 2014-LC17, Class A5, 3.917%, 10/10/47	746,764
1,000,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	979,781
750,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	729,098
643,209	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	608,389
731,010	DBGS Mortgage Trust, Ser 2018-BIOD, Class A, 144a, (TSFR1M + 1.099%), 6.428%, 5/15/35(A)	729,039
907,794	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 6.823%, 7/15/38(A)	904,120
950,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class A5, 3.396%, 2/10/48	940,825
385,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class B, 3.980%, 2/10/48	376,698
1,069,984	HPLY Trust, Ser 2019-HIT, Class A, 144a, (TSFR1M + 1.114%), 6.442%, 11/15/36(A)	1,066,640
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	860,012
650,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Class A, 144a, 3.287%, 1/10/37	637,898
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A4, 3.249%, 2/15/48	987,132
699,264	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Class A3, 3.077%, 3/15/48	688,900
525,000	Morgan Stanley Capital I Trust, Ser 2015-MS1, Class AS, 4.157%, 5/15/48(A)(B)	504,629
367,553	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	355,245
400,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Class A4, 3.637%, 6/15/48	391,501
	Total Commercial Mortgage-Backed Securities	$16,052,383
	Corporate Bonds — 19.2%
	Financials — 5.4%
750,000	Corestates Capital II, 144a, (TSFR3M + 0.912%), 6.240%, 1/15/27(A)	724,060
500,000	Huntington National Bank (The), 5.699%, 11/18/25	499,232
411,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 6.088%, 2/1/27(A)	394,560
Principal Amount		Market Value
	Corporate Bonds — 19.2% (Continued)
	Financials — 5.4% (Continued)
$1,000,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	$ 982,436
500,000	Synovus Financial Corp., 5.200%, 8/11/25	492,781
1,100,000	Toronto-Dominion Bank (The) (Canada), MTN, (Secured Overnight Financing Rate + 0.480%), 5.835%, 10/10/25(A)	1,100,703
		4,193,772
	Consumer Discretionary — 4.7%
500,000	AutoNation, Inc., 3.500%, 11/15/24	495,375
1,000,000	Brunswick Corp., 0.850%, 8/18/24	992,849
1,000,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	989,188
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	498,036
750,000	Mattel, Inc., 144a, 3.375%, 4/1/26	720,000
		3,695,448
	Energy — 3.2%
1,245,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	1,229,723
500,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	492,259
250,000	HF Sinclair Corp., 144a, 6.375%, 4/15/27	250,523
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.600%, 11/1/24	496,266
		2,468,771
	Real Estate — 2.5%
1,000,000	Public Storage Operating Co. REIT, (SOFRINDX + 0.700%), 6.055%, 4/16/27(A)	1,003,795
1,000,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT (France), 144a, 3.750%, 9/17/24	992,548
		1,996,343
	Consumer Staples — 1.7%
336,000	BAT Capital Corp. (United Kingdom), 3.222%, 8/15/24	334,739
1,000,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.125%, 7/26/24	998,097
		1,332,836
	Industrials — 1.6%
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	251,062
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,002,417
		1,253,479
	Communication Services — 0.1%
116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	114,878
	Total Corporate Bonds	$15,055,527
	Commercial Paper — 6.6%
1,650,000	Avangrid, Inc., 5.412%, 7/1/24(C)	1,649,254
3,500,000	Montana-Dakota Utilities Co., 5.503%, 7/1/24(C)	3,498,425
	Total Commercial Paper	$5,147,679
	Non-Agency Collateralized Mortgage Obligations — 5.1%
549,666	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	542,866
327,847	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	324,413
565,942	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	548,255
542,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	522,576
135,675	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	133,828
170,845	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	168,310
304,584	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.757%, 11/25/60(A)(B)	302,035

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.1% (Continued)
$ 460,401	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	$ 454,302
114,564	Towd Point Mortgage Trust, Ser 2016-4, Class A2, 144a, 3.000%, 7/25/56(A)(B)	114,121
887,282	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	870,179
	Total Non-Agency Collateralized Mortgage Obligations	$3,980,885
Shares
	Short-Term Investment Fund — 0.0%
46,578	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	46,578
	Total Investment Securities—101.1% (Cost $78,854,538)	$79,188,275
	Liabilities in Excess of Other Assets — (1.1%)	(894,304)
	Net Assets — 100.0%	$78,293,971
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $56,862,076 or 72.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$38,905,223	$—	$38,905,223
Commercial Mortgage-Backed Securities	—	16,052,383	—	16,052,383
Corporate Bonds	—	15,055,527	—	15,055,527
Commercial Paper	—	5,147,679	—	5,147,679
Non-Agency Collateralized Mortgage Obligations	—	3,980,885	—	3,980,885
Short-Term Investment Fund	46,578	—	—	46,578
Total	$46,578	$79,141,697	$—	$79,188,275
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – June 30, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 95.4%
	Information Technology — 28.5%
12,542	Apple, Inc.	$ 2,641,596
2,681	International Business Machines Corp.	463,679
7,886	Microsoft Corp.	3,524,648
7,720	NVIDIA Corp.	953,729
6,357	Oracle Corp.	897,608
3,057	Salesforce, Inc.	785,955
3,400	Texas Instruments, Inc.	661,402
1,790	Workday, Inc. - Class A*	400,172
		10,328,789
	Communication Services — 15.2%
12,438	Alphabet, Inc. - Class C	2,281,378
11,125	Comcast Corp. - Class A	435,655
4,173	Meta Platforms, Inc. - Class A	2,104,110
619	Netflix, Inc.*	417,751
2,543	Walt Disney Co. (The)	252,494
		5,491,388
	Financials — 14.3%
19,915	Bank of America Corp.	792,020
3,444	Berkshire Hathaway, Inc. - Class B*	1,401,019
6,021	Charles Schwab Corp. (The)	443,687
2,057	Goldman Sachs Group, Inc. (The)	930,422
385	Markel Group, Inc.*	606,629
3,553	PayPal Holdings, Inc.*	206,181
2,981	Visa, Inc. - Class A	782,423
		5,162,381
	Health Care — 12.9%
1,924	Becton Dickinson & Co.	449,658
5,297	BioMarin Pharmaceutical, Inc.*	436,102
8,277	Bristol-Myers Squibb Co.	343,744
1,135	Cencora, Inc.	255,715
2,542	HCA Healthcare, Inc.	816,694
5,336	Johnson & Johnson	779,910
7,782	Medtronic PLC	612,521
1,930	UnitedHealth Group, Inc.	982,872
		4,677,216
	Industrials — 7.6%
2,607	Boeing Co. (The)*	474,500
310	Deere & Co.	115,825
972	FedEx Corp.	291,445
1,007	Hubbell, Inc.	368,038
5,882	RTX Corp.	590,494
8,196	Southwest Airlines Co.	234,488
6,132	SS&C Technologies Holdings, Inc.	384,292
3,447	Stanley Black & Decker, Inc.	275,381
		2,734,463
	Consumer Discretionary — 7.3%
2,793	Airbnb, Inc. - Class A*	423,502
Shares		Market Value
	Common Stocks — 95.4% (Continued)
	Consumer Discretionary — 7.3% (Continued)
10,084	Amazon.com, Inc.*	$ 1,948,733
3,401	Starbucks Corp.	264,768
		2,637,003
	Consumer Staples — 3.3%
11,362	Monster Beverage Corp.*	567,532
6,317	Philip Morris International, Inc.	640,102
		1,207,634
	Energy — 2.8%
6,362	Exxon Mobil Corp.	732,394
5,778	Schlumberger NV	272,606
		1,005,000
	Materials — 2.4%
6,344	DuPont de Nemours, Inc.	510,628
3,623	International Flavors & Fragrances, Inc.	344,946
		855,574
	Real Estate — 1.1%
2,006	Jones Lang LaSalle, Inc.*	411,792
	Total Common Stocks	$34,511,240
	Short-Term Investment Fund — 4.7%
1,701,361	Dreyfus Government Cash Management, Institutional Shares, 5.19%∞Ω	1,701,361
	Total Investment Securities—100.1% (Cost $32,056,302)	$36,212,601
	Liabilities in Excess of Other Assets — (0.1%)	(36,017)
	Net Assets — 100.0%	$36,176,584
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$34,511,240	$—	$—	$34,511,240
Short-Term Investment Fund	1,701,361	—	—	1,701,361
Total	$36,212,601	$—	$—	$36,212,601
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF	Touchstone Strategic Income Opportunities ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Assets
Investments, at cost	$10,616,243	$31,054,007	$50,944,404	$78,431,979	$103,699,881	$78,854,538	$32,056,302
Investments, at market value *	$11,292,940	$33,350,725	$55,479,042	$79,078,285	$104,921,679	$79,188,275	$36,212,601
Cash	—	941	—	—	—	—	—
Cash deposits held at prime broker (A)	—	—	—	—	299,120	—	—
Foreign currency †	—	—	28,828	—	—	—	—
Dividends and interest receivable	33,077	47,113	69,662	546,682	1,110,796	373,978	26,750
Receivable for investments sold	—	—	15,086	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	49,456	—	—
Receivable for securities lending income	18	—	21	—	809	—	—
Tax reclaim receivable	6,308	788	36,567	—	—	—	—
Other assets	22,266	16,884	105,587	21,600	25,601	19,494	19,530
Total Assets	11,354,609	33,416,451	55,734,793	79,646,567	106,407,461	79,581,747	36,258,881

Liabilities
Due to custodian	—	—	—	2,500	—	12,874	—
Payable for return of collateral for securities on loan	—	—	351,054	—	345,648	—	—
Payable for investments purchased	—	—	15,088	4,647,630	1,448,813	1,179,628	—
Payable to Investment Adviser	6,160	15,058	25,051	20,362	47,221	11,737	20,530
Payable to other affiliates	1,601	4,018	6,437	8,402	11,905	9,119	4,281
Payable to Trustees	6,295	6,218	5,956	6,307	6,218	6,218	6,218
Payable for professional services	13,595	12,058	6,776	1,726	10,322	11,072	12,106
Payable for reports to shareholders	1,705	6,161	—	1,683	288	18,962	1,349
Payable for transfer agent services	18,230	37,564	9,343	13,755	37,540	37,575	37,577
Other accrued expenses and liabilities	60	587	2,476	2,101	5,362	591	236
Total Liabilities	47,646	81,664	422,181	4,704,466	1,913,317	1,287,776	82,297
Net Assets	$11,306,963	$33,334,787	$55,312,612	$74,942,101	$104,494,144	$78,293,971	$36,176,584
Net assets consist of:
Paid-in capital	11,560,540	30,128,057	49,988,624	74,056,451	103,830,189	77,777,755	29,518,104
Distributable earnings (deficit)	(253,577)	3,206,730	5,323,988	885,650	663,955	516,217	6,658,480
Net Assets	$11,306,963	$33,334,787	$55,312,612	$74,942,101	$104,494,144	$78,293,972	$36,176,584

Pricing of shares outstanding
Net assets applicable to shares outstanding	$11,306,963	$33,334,787	$55,312,612	$74,942,101	$104,494,144	$78,293,971	$36,176,584
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	450,000	1,125,000	1,884,855	2,900,000	4,150,000	3,104,000	1,075,000
Net asst value, offering price and redemption price per share	$25.13	$29.63	$29.35	$25.84	$25.18	$25.22	$33.65
*Includes market value of securities on loan of:	$—	$—	$333,701	$—	$331,766	$—	$—
†Cost of foreign currency:	$—	$—	$28,824	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF	Touchstone Strategic Income Opportunities ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Investment Income
Dividends*	$108,314	$458,607	$1,042,257	$176,421	$203,609	$5,410	$243,327
Interest	—	—	—	1,478,344	2,694,512	1,957,666	—
Income from securities loaned	18	—	2,871	—	11,744	—	—
Total Investment Income	108,332	458,607	1,045,128	1,654,765	2,909,865	1,963,076	243,327
Expenses
Investment advisory fees	36,556	88,051	150,220	89,696	284,071	63,092	119,752
Administration fees	7,600	21,635	36,910	35,621	69,804	47,360	23,117
Compliance fees and expenses	2,126	2,129	2,098	2,121	2,129	2,129	2,129
Custody fees	990	532	372	14,774	16,478	1,370	379
Professional fees	17,602	13,667	30,131	17,436	20,285	18,576	13,790
Transfer Agent fees	17,430	24,842	8,928	13,155	24,817	24,853	24,855
Reports to Shareholders	3,196	2,377	3,429	3,226	3,603	3,005	3,466
Trustee fees	16,014	16,024	15,762	16,017	16,024	16,024	16,024
Other expenses	11,352	13,317	7,709	10,001	13,835	11,123	11,776
Total Expenses	112,866	182,574	255,559	202,047	451,046	187,532	215,288
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(74,061)	(75,312)	(78,026)	(99,161)	(115,325)	(99,904)	(97,247)
Net Expenses	38,805	107,262	177,533	102,886	335,721	87,628	118,041
Net Investment Income (Loss)	69,527	351,345	867,595	1,551,879	2,574,144	1,875,448	125,286
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(455,465)	1,569,296	1,698,121	171,713	524,470	116,267	2,674,693
Net realized losses on futures contracts	—	—	—	—	(309,619)	—	—
Net realized losses on foreign currency transactions	(4,029)	—	(29,925)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	412,305	(62,865)	2,297,570	121,623	(444,246)	174,920	788,084
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	(31,833)	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	—	—	294,787	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,565	—	(2,061)	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(45,624)	1,506,431	3,963,705	293,336	33,559	291,187	3,462,777
Change in Net Assets Resulting from Operations	$23,903	$1,857,776	$4,831,300	$1,845,215	$2,607,703	$2,166,635	$3,588,063
*Net of foreign tax withholding of:	$10,223	$—	$175,788	$—	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains on investments includes realized gains of $307,348, $1,851,590, $2,125,199 and $2,824,545 for the Climate Transition ETF, Dividend Select ETF, Dynamic International ETF and the US Large Cap Focused ETF, respectively, for redemptions-in-kind activity, which will not be recognized by the Funds for tax purposes.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Climate Transition ETF		Touchstone Dividend Select ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023(A)	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$69,527	$85,136	$351,345	$622,097
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	(459,494)	(279,999)	1,569,296	1,275,846
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	413,870	262,615	(62,865)	1,988,766
Change in Net Assets from Operations	23,903	67,752	1,857,776	3,886,709

Distributions to Shareholders:
Distributed earnings(C)	—	(85,163)	(334,613)	(623,057)
Total Distributions	—	(85,163)	(334,613)	(623,057)

Share Transactions (D)
Proceeds from Shares issued	1,840,334	13,158,712	8,036,530	8,561,210
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(1,822,806)	(1,875,769)	(7,264,922)	(7,355,106)
Change in Net Assets from Share Transactions	17,528	11,282,943	771,608	1,206,104

Total Increase (Decrease) in Net Assets	41,431	11,265,532	2,294,771	4,469,756

Net Assets
Beginning of period	11,265,532	—	31,040,016	26,570,260
End of period	$11,306,963	$11,265,532	$33,334,787	$31,040,016

Share Transactions (D)
Shares issued	75,000	525,001	275,000	325,000
Shares reinvested	—	—	—	—
Shares redeemed	(75,000)	(75,001)	(250,000)	(275,000)
Change in Shares Outstanding	—	450,000	25,000	50,000
(A)	Represents the period from commencement of operations (April 28, 2023) through December 31, 2023.
(B)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(C)	Includes distributed earnings of $587,727, $5,613 and $35,511 for Class A, Class C and Class Y, respectively, from the Touchstone Dynamic Allocation Fund, the Predecessor Fund to the Dynamic International ETF, for the Year Ended December 31, 2023. The Dynamic International ETF had distributed earnings of $210,851 for the Year Ended December 31, 2023.
(D)	See Note 5 in the Notes to the Financial Statements for the details by Class of the Predecessor Fund to the Dynamic International ETF.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Dynamic International ETF		Touchstone Securitized Income ETF		Touchstone Strategic Income Opportunities ETF
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period Ended December 31, 2023(B)	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$867,595	$788,018	$1,551,879	$667,507	$2,574,144	$5,268,180
1,668,196	(706,243)	171,713	8,674	214,851	(966,687)
2,295,509	8,982,161	121,623	524,683	(181,292)	3,570,911
4,831,300	9,063,936	1,845,215	1,200,864	2,607,703	7,872,404

—	(839,702)	(1,496,335)	(664,094)	(2,508,000)	(5,174,005)
—	(839,702)	(1,496,335)	(664,094)	(2,508,000)	(5,174,005)

18,518,942	956,983	50,289,850	23,766,601	1,872,535	623,145
—	560,499	—	—	—	—
(21,309,690)	(19,299,241)	—	—	—	—
(2,790,748)	(17,781,759)	50,289,850	23,766,601	1,872,535	623,145

2,040,552	(9,557,525)	50,638,730	24,303,371	1,972,238	3,321,544

53,272,060	62,829,585	24,303,371	—	102,521,906	99,200,362
$55,312,612	$53,272,060	$74,942,101	$24,303,371	$104,494,144	$102,521,906

650,000	86,619	1,950,000	950,000	75,000	25,000
—	51,329	—	—	—	—
(750,000)	(4,188,644)	—	—	—	—
(100,000)	(4,050,696)	1,950,000	950,000	75,000	25,000

Statements of Changes in Net Assets (Continued)
	Touchstone Ultra Short Income ETF		Touchstone US Large Cap Focused ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
From Operations
Net investment income	$1,875,448	$2,788,052	$125,286	$224,035
Net realized gains on investments	116,267	63,051	2,674,693	2,076,642
Net change in unrealized appreciation on investments	174,920	493,977	788,084	4,290,046
Change in Net Assets from Operations	2,166,635	3,345,080	3,588,063	6,590,723

Distributions to Shareholders:
Distributed earnings	(1,820,564)	(2,894,829)	—	(225,572)
Total Distributions	(1,820,564)	(2,894,829)	—	(225,572)

Share Transactions
Proceeds from Shares issued	23,965,345	8,766,441	12,038,342	12,123,901
Cost of Shares redeemed	(6,314,307)	—	(11,191,886)	(11,485,761)
Change in Net Assets from Share Transactions	17,651,038	8,766,441	846,456	638,140

Total Increase (Decrease) in Net Assets	17,997,109	9,216,692	4,434,519	7,003,291

Net Assets
Beginning of period	60,296,863	51,080,171	31,742,065	24,738,774
End of period	$78,293,972	$60,296,863	$36,176,584	$31,742,065

Share Transactions
Shares issued	950,000	350,000	375,000	425,000
Shares redeemed	(250,000)	—	(350,000)	(400,000)
Change in Shares Outstanding	700,000	350,000	25,000	25,000
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Climate Transition ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.19	$0.03	$0.22	$(0.19)	$(0.19)	$25.03	0.87%(2)	$11,266	0.69%(3)	1.77%(3)	1.15%(3)	65%(2)(4)
06/30/24(5)	25.03	0.15	(0.05)	0.10	—	—	25.13	0.40(2)	11,307	0.69(3)	2.01(3)	1.24(3)	38(2)(4)
(1)	Represents the period from commencement of operations (April 28, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
Touchstone Dividend Select ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.18	$0.31	$0.49	$(0.18)	$(0.18)	$25.31	1.94%(2)	$26,570	0.67%(3)	1.41%(3)	2.11%(3)	28%(2)(4)
12/31/23	25.31	0.58	2.91	3.49	(0.58)	(0.58)	28.22	14.01	31,040	0.67	1.21	2.22	16(4)
06/30/24(5)	28.22	0.31	1.40	1.71	(0.30)	(0.30)	29.63	6.06(2)	33,335	0.67(3)	1.14(3)	2.19(3)	6(2)(4)
(1)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
Touchstone Dynamic International ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/19(1)	$23.72	$0.69	$3.62	$4.31	$(0.64)	$ (0.44)	$(1.08)	$26.95	18.35%	$4,060	0.24%	0.97%	2.02%	38%
12/31/20(1)	26.95	0.37	3.13	3.50	(0.46)	(0.44)	(0.90)	29.55	13.23	4,735	0.24	0.88	1.51	33
12/31/21(1)	29.55	0.46	1.14	1.60	(0.82)	(0.93)	(1.75)	29.40	5.39	5,061	0.24	0.87	1.51	20
12/31/22(1)	29.40	0.44	(5.23)	(4.79)	(0.71)	(0.62)	(1.33)	23.28	(16.34)	2,987	0.24	0.99	1.75	60
12/31/23(1)(2)	23.28	0.31	3.65	3.96	(0.40)	—	(0.40)	26.84	17.21	53,272	0.40	1.50	2.06	125
06/30/24(3)	26.84	0.45(4)	2.06	2.51	—	—	—	29.35	9.31(5)	55,313	0.65(6)	0.94(6)	3.18(6)	43(5)(7)
(1)	On December 1, 2023, the Predecessor Fund effected a 0.4524:1 reverse share split. All per share data has been adjusted to reflect the reverse share split.
(2)	Effective December 8, 2023, Class Y shares of the Dynamic Allocation Fund were reorganized into shares of the Fund.
(3)	Unaudited.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Securitized Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.73	$0.58	$1.31	$(0.73)	$(0.73)	$25.58	5.37%(2)	$24,303	0.39%(3)	1.27%(3)	6.45%(3)	11%(2)
06/30/24(4)	25.58	0.75(5)	0.20	0.95	(0.69)	(0.69)	25.84	3.70(2)	74,942	0.39(3)	0.77(3)	5.88(3)	30(2)
(1)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	Unaudited.
(5)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Strategic Income Opportunities ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.48	$(0.50)	$(0.02)	$(0.49)	$(0.49)	$24.49	(0.03)%(2)	$99,200	0.65%(3)	0.89%(3)	4.51%(3)	47%(2)
12/31/23	24.49	1.30	0.64	1.94	(1.27)	(1.27)	25.16	8.14	102,522	0.65	0.87	5.27	120
06/30/24(4)	25.16	0.62(5)	0.01	0.63	(0.61)	(0.61)	25.18	2.52(2)	104,494	0.65(3)	0.87(3)	4.98(3)	49(2)
(1)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Unaudited.
(5)	The net investment income per share was based on average shares outstanding for the period.
Touchstone Ultra Short Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.35	$(0.14)	$0.21	$(0.34)	$(0.34)	$24.87	0.87%(2)	$51,080	0.34%(3)	0.75%(3)	3.65%(3)	16%(2)
12/31/23	24.87	1.31	0.26	1.57	(1.36)	(1.36)	25.08	6.47	60,297	0.31	0.66	5.28	87
06/30/24(4)	25.08	0.67(5)	0.11	0.78	(0.64)	(0.64)	25.22	3.14(2)	78,294	0.25(3)	0.54(3)	5.35(3)	43(2)
(1)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Unaudited.
(5)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone US Large Cap Focused ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.06	$(0.86)	$(0.80)	$(0.06)	$(0.06)	$24.14	(3.25)%(2)	$24,739	0.69%(3)	1.54%(3)	0.66%(3)	3%(2)(4)
12/31/23	24.14	0.21	6.09	6.30	(0.21)	(0.21)	30.23	26.17	31,742	0.69	1.23	0.79	3(4)
06/30/24(5)	30.23	0.11	3.31	3.42	—	—	33.65	11.31(2)	36,177	0.69(3)	1.26(3)	0.73(3)	4(2)(4)
(1)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Climate Transition ETF ("Climate Transition ETF”)
Touchstone Dividend Select ETF ("Dividend Select ETF”)
Touchstone Dynamic International ETF ("Dynamic International ETF”)
Touchstone Securitized Income ETF ("Securitized Income ETF”)
Touchstone Strategic Income Opportunities ETF ("Strategic Income Opportunities ETF”)
Touchstone Ultra Short Income ETF ("Ultra Short Income ETF”)
Touchstone US Large Cap Focused ETF ("US Large Cap Focused ETF”)
Each Fund is diversified, with the exception of the US Large Cap Focused ETF, which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are actively managed exchange-traded funds (“ETFs”). Shares of the Dividend Select ETF (ticker: DVND), Securitized Income ETF (ticker: TSEC), and the Strategic Income Opportunities ETF (ticker: SIO) are listed for trading on NYSE Arca, Inc., shares of the Dynamic International ETF (ticker: TDI) are listed for trading on The Nasdaq Stock Market LLC and shares of Climate Transition ETF (ticker: HEAT), US Large Cap Focused ETF (ticker: LCF) and the Ultra Short Income ETF (ticker: TUSI) are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of each Fund may be different from a Fund's most recent net asset value (“NAV”) per share. ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has entered into an “Authorized Participant Agreement” with the funds' distributor and the transfer agent to purchase aggregations of a specific number of shares (“Creation Units”) through a dealer that has entered into such an agreement (“Authorized Participants”). Also, unlike shares of a mutual fund, shares of the Funds are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2024, for each Fund’s investments, is included in each Fund's Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded

Notes to Financial Statements (Unaudited) (Continued)
on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Strategic Income Opportunities ETF and Ultra Short Income ETF may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund

Notes to Financial Statements (Unaudited) (Continued)
invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Securitized Income ETF and the Strategic Income Opportunities ETF may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of June 30, 2024, the Strategic Income Opportunities ETF held futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Securitized Income ETF and the Strategic Income Opportunities ETF may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
As of June 30, 2024, the Funds did not hold any swap agreements.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Securitized Income ETF and the Strategic Income Opportunities ETF may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do  not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2024, the Funds did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Strategic Income Opportunities ETF's  derivative financial instruments by primary risk exposure as of June 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income Opportunities ETF	Futures Contracts - Interest Rate Contracts*	$114,994	$37,180
*	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Strategic Income Opportunities ETF's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Opportunities ETF	Futures - Interest Rate Contracts*	$(309,619)	$(31,833)
	Swap Agreements - Credit Contracts**	—	294,787
*	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net change in unrealized appreciation (depreciation) on swap agreements.
For the six months ended June 30, 2024, the average quarterly balances of outstanding derivative financial instruments for the Strategic Income Opportunities ETF was as follows:
Strategic Income Opportunities ETF
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$1,650,000
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	43,968,861
Futures Contracts (short) - Notional Value	2,764,019
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Income ETF. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Dynamic International ETF	Common Stocks	$333,701	$351,054	$17,353
Strategic Income Opportunities ETF	Corporate Bonds	331,766	345,648	13,882
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a

Notes to Financial Statements (Unaudited) (Continued)
Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Climate Transition ETF, Dynamic International ETF and US Large Cap Focused ETF declare and distribute their income, if any, annually, as a dividend to shareholders. The Dividend Select ETF declares and distribute its income, if any, quarterly, as a dividend to shareholders. The Securitized Income ETF, Strategic Income Opportunities ETF and the Ultra Short Income ETF declare and distribute their income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2024:
	Climate Transition ETF*	Dividend Select ETF*	Dynamic International ETF*	Securitized Income ETF	Strategic Income Opportunities ETF	Ultra Short Income ETF	US Large Cap Focused ETF*
Purchases of investment securities	$4,248,581	$2,063,410	$24,706,789	$63,379,220	$26,227,682	$45,493,853	$1,333,846
Proceeds from sales and maturities	$4,427,128	$1,719,684	$22,807,609	$13,478,797	$25,431,727	$24,577,119	$1,282,837
*	The Climate Transition ETF, the Dividend Select ETF, the Dynamic International ETF and US Large Cap Focused ETF had subscriptions-in-kind into the Fund of $1,814,156, $7,552,133, $14,358,203 and $11,446,817, respectively, which are excluded from purchases of investment securities. The Climate Transition ETF, the Dividend Select ETF, the Dynamic International ETF and the US Large Cap Focused ETF had redemptions-in-kind out of the Fund of $1,776,038, $7,017,565, $17,891,926 and $10,624,897, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended June 30, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $328,359 and $520,645, respectively, for the Securitized Income ETF and $25,970,238 and $21,824,208, respectively, for Strategic Income Opportunities ETF. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the period ended June 30, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $111,889 for the Funds’ Board for the six months ended June 30, 2024.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Climate Transition ETF	0.65% on the first $500 million
0.60% on assets over $500 million
Dividend Select ETF	0.55% on the first $1 billion
0.50% on assets over $1 billion
Dynamic International ETF	0.55% on the first $500 million
0.50% on assets over $500 million
Securitized Income ETF	0.34% on the first $500 million
0.30% on assets over $500 million
Strategic Income Opportunities ETF	0.55% on the first $250 million
0.50% on the next $250 million
0.45% on assets over $500 million
Ultra Short Income ETF	0.18% on the first $500 million
0.16% on assets over $500 million
US Large Cap Focused ETF	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on assets over $2 billion
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Fort Washington Investment Advisors, Inc.*	Lombard Odier Asset Management (USA) Corp.
Dividend Select ETF	Climate Transition ETF
Securitized Income ETF	Los Angeles Capital Management LLC
Strategic Income Opportunities ETF	Dynamic International ETF
Ultra Short Income ETF
US Large Cap Focused ETF
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
		Termination Date
Climate Transition ETF	0.69%	April 29, 2025
Dividend Select ETF	0.67%	April 29, 2025
Dynamic International ETF	0.65%	April 29, 2025
Securitized Income ETF	0.39%	April 29, 2025
Strategic Income Opportunities ETF	0.65%	April 29, 2025
Ultra Short Income ETF	0.25%	April 29, 2025
US Large Cap Focused ETF	0.69%	April 29, 2025
The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended June 30, 2024, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Climate Transition ETF	$—	$7,600	$66,461	$74,061
Dividend Select ETF	—	21,635	53,677	75,312
Dynamic International ETF	—	36,910	41,116	78,026
Securitized Income ETF	1,583	35,621	61,957	99,161
Strategic Income Opportunities ETF	—	69,804	45,521	115,325
Ultra Short Income ETF	—	47,360	52,544	99,904
US Large Cap Focused ETF	2,089	23,117	72,041	97,247
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Total
Climate Transition ETF	$—	$79,821	$74,061	$153,882
Dividend Select ETF	64,225	152,548	75,312	292,085
Dynamic International ETF	—	14,033	78,026	92,059
Securitized Income ETF	—	91,018	99,161	190,179
Strategic Income Opportunities ETF	98,127	217,774	115,325	431,226
Ultra Short Income ETF	79,410	184,378	99,904	363,692
US Large Cap Focused ETF	76,391	153,154	97,247	326,792
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2024.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Notes to Financial Statements (Unaudited) (Continued)
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of each Fund’s assets.
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Funds. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Funds.
PLANS OF DISTRIBUTION
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows each Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay distribution fees until such time as approved by the Fund's Board.
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of each Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The number of shares of a Fund that constitute a Creation Unit is as follows: 25,000 for the Climate Transition ETF, Dividend Select ETF, Strategic Income Opportunities ETF and US Large Cap Focused ETF and 50,000 for the Dynamic International ETF, Securitized Income ETF and Ultra Short Income ETF. Each Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

Notes to Financial Statements (Unaudited) (Continued)
The following table shows a break out of the share activity for the Dynamic International ETF, including activity for the Dynamic Allocation Fund, the Predecessor Fund to the Dynamic International ETF:
	Touchstone Dynamic International ETF
	For the Year Ended December 31, 2023
	Shares	Dollars
Class A
Proceeds from Shares issued	64,734	$710,521
Reinvestment of distributions	47,849	522,378
Share conversion in connection with reorganization	(4,173,897)	(47,712,655)
Cost of Shares redeemed	(1,563,531)	(16,893,128)
Change from Class A Share Transactions	(5,624,845)	(63,372,884)
Class C
Proceeds from Shares issued	5,450	57,230
Reinvestment of distributions	518	5,417
Share conversion in connection with reorganization	(62,561)	(715,144)
Cost of Shares redeemed	(70,526)	(714,837)
Change from Class C Share Transactions	(127,119)	(1,367,334)
Class Y*
Proceeds from Shares issued	16,435	189,232
Reinvestment of distributions	2,962	32,704
Proceeds from Shares issued in connection with reorganization	4,236,458	48,427,799
Cost of Shares redeemed	(2,554,587)	(1,691,276)
Change from Class Y Share Transactions	1,701,268	46,958,459
Change from Share Transactions	(4,050,696)	(17,781,759)
* Class Y shares converted to Dynamic International ETF shares on December 8, 2023.
6. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2024, the Funds did not utilize Interfund Lending.
7. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the year or period ended December 31, 2023 and December 31, 2022 was as follows:
	Climate Transition ETF	Dividend Select ETF		Dynamic International ETF		Securitized Income ETF
	Period Ended December 31, 2023	Year Ended December 31, 2023	Period Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022*	Period Ended December 31, 2023
From ordinary income	$85,163	$623,057	$183,700	$839,702	$1,735,216	$664,094
From long-term capital gains	—	—	—	—	1,667,588	—
Total distributions	$85,163	$623,057	$183,700	$839,702	$3,402,804	$664,094
	Strategic Income Opportunities ETF		Ultra Short Income ETF		US Large Cap Focused ETF
	Year Ended December 31, 2023	Period Ended December 31, 2022	Year Ended December 31, 2023	Period Ended December 31, 2022	Year Ended December 31, 2023	Period Ended December 31, 2022
From ordinary income	$5,174,005	$1,908,028	$2,894,829	$686,340	$225,572	$58,353
From long-term capital gains	—	—	—	—	—	—
Total distributions	$5,174,005	$1,908,028	$2,894,829	$686,340	$225,572	$58,353
*	Amounts reflect the Predecessor Fund as of December 31, 2022.
The following information is computed on a tax basis for each item as of December 31, 2023:
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF
Tax cost of portfolio investments	$11,244,496	$28,699,612	$51,168,252	$23,078,626
Gross unrealized appreciation on investments	926,832	3,162,537	2,511,130	609,279
Gross unrealized depreciation on investments	(688,492)	(810,842)	(414,288)	(84,596)
Net unrealized appreciation (depreciation) on investments	238,340	2,351,695	2,096,842	524,683
Gross unrealized appreciation on foreign currency transactions	—	—	169	1
Gross unrealized depreciation on foreign currency transactions	(1,778)	—	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions	(1,778)	—	169	1
Capital loss carryforwards	(523,523)	(668,128)	(1,739,848)	—
Undistributed ordinary income	9,481	—	135,525	12,086
Accumulated earnings (deficit)	$(277,480)	$1,683,567	$492,688	$536,770
	Touchstone Strategic Income Opportunities ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Tax cost of portfolio investments	$100,490,829	$59,800,865	$28,415,746
Gross unrealized appreciation on investments	3,100,390	430,201	3,920,706
Gross unrealized depreciation on investments	(1,573,041)	(271,384)	(552,491)
Net unrealized appreciation (depreciation) on investments	1,527,349	158,817	3,368,215
Capital loss carryforwards	(259,323)	—	(297,798)
Qualified late year losses	(228,624)	—	—
Undistributed ordinary income	—	11,329	—
Other temporary differences	(475,150)	—	—
Accumulated earnings (deficit)	$564,252	$170,146	$3,070,417

Notes to Financial Statements (Unaudited) (Continued)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Climate Transition ETF	$ 523,523	$ —	$ 523,523
Dividend Select ETF	412,387	255,741	668,128
Dynamic International ETF	—	1,739,848	1,739,848
Strategic Income Opportunities ETF	34,531	224,792	259,323
US Large Cap Focused ETF	222,418	75,380	297,798
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended December 31, 2023, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Dynamic International ETF	$ 188,682
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2024, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Climate Transition ETF	$10,616,243	$1,227,806	$(551,109)	$—	$(212)	$676,485
Dividend Select ETF	31,054,007	3,351,242	(1,054,524)	—	—	2,296,718
Dynamic International ETF	50,944,404	6,083,458	(1,548,820)	4	—	4,534,642
Securitized Income ETF	78,431,979	994,845	(348,539)	—	—	646,306
Strategic Income Opportunities ETF	103,699,881	2,595,575	(1,373,777)	114,994	(37,180)	1,299,612
Ultra Short Income ETF	78,854,538	507,527	(173,790)	—	—	333,737
US Large Cap Focused ETF	32,056,302	4,942,894	(786,595)	—	—	4,156,299
(A)	Other includes Derivatives and Foreign Currency Transactions.
8. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
9. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control

Notes to Financial Statements (Unaudited) (Continued)
regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. Beginning in March 2022, the Fed began increasing interest rates. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further or begin to decrease interest rates, or the timing, frequency or magnitude of any such increases or decreases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any further increases or decreases generally will cause market interest rates to rise and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.833.368.7383 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.833.368.7383 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
6023 Airport Road
Oriskany, New York 13424
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-2657-SAR-2406

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone ETF Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/29/2024

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	08/29/2024

* Print the name and title of each signing officer under his or her signature